Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
January 31, 2025 (Unaudited)

BANK LOANS - 60.2%	Par	Value
Consumer Discretionary - 15.4%
1011778 BC ULC, Senior Secured First Lien, 6.44% (1 mo. SOFR US + 1.75%), 09/23/2030	$5,292,355	$5,282,432
Allied Universal Holdco LLC, Senior Secured First Lien, 8.64% (1 mo. SOFR US + 3.75%), 05/15/2028	3,956,967	3,975,070
Aramark Services, Inc., Senior Secured First Lien, 6.66% (1 mo. SOFR US + 1.75%), 01/15/2027	4,000,000	4,010,000
Bombardier Recreational Products, Inc., Senior Secured First Lien, 7.05% (1 mo. SOFR US + 2.00%), 05/24/2027	212,534	212,740
Caesars Entertainment, Inc., Senior Secured First Lien, 14.60% (1 mo. SOFR US + 2.25%), 02/06/2031	4,987,437	5,009,781
Carnival Corp., Senior Secured First Lien, 12.60% (1 mo. SOFR US + 2.00%), 10/18/2028	1,148,779	1,154,999
Chariot Buyer LLC, Senior Secured First Lien, 8.14% (1 mo. SOFR US + 3.25%), 11/03/2028	4,974,451	5,005,566
ClubCorp Holdings, Inc., Senior Secured First Lien
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	112,751	113,386
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	3,803,585	3,824,980
Fertitta Entertainment LLC/NV First Lien, 7.86% (1 mo. Term SOFR + 3.75%), 01/29/2029	5,000,000	5,031,525
Golden State Foods LLC, Senior Secured First Lien, 17.35% (1 mo. SOFR US + 4.25%), 12/04/2031	3,250,000	3,291,844
IRB Holding Corp., Senior Secured First Lien, 13.93% (1 mo. SOFR US + 2.50%), 12/15/2027	4,728,061	4,748,557
MajorDrive Holdings IV LLC, Senior Secured First Lien
8.98% (3 mo. SOFR US + 4.00%), 06/01/2028	3,464,200	3,355,944
10.40% (3 mo. SOFR US + 5.50%), 06/01/2029	992,347	979,327
MIC Glen LLC, Senior Secured First Lien, 8.41% (1 mo. SOFR US + 3.50%), 07/21/2028	2,957,529	2,984,339
Motion Finco Sarl, Senior Secured First Lien, 16.68% (3 mo. SOFR US + 3.50%), 11/30/2029	4,990,000	4,934,736
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 12.84% (1 mo. SOFR US + 2.00%), 12/04/2031	4,685,323	4,692,632
Six Flags Entertainment Corp., Senior Secured First Lien, 6.85% (3 mo. SOFR US + 2.00%), 05/01/2031	3,980,000	3,997,412
United Airlines, Inc., Senior Secured First Lien, 10.93% (3 mo. SOFR US + 2.00%), 02/24/2031	1,499,224	1,506,315
Wand NewCo 3, Inc., Senior Secured First Lien
7.94% (1 mo. SOFR US + 3.25%), 01/30/2031	3,062,735	3,066,564
7.85% (3 mo. SOFR US + 3.25%), 01/30/2031	1,843,494	1,845,799
Whatabrands LLC, Senior Secured First Lien, 13.69% (1 mo. SOFR US + 2.50%), 08/03/2028	4,964,899	4,989,549
		74,013,497

Consumer Staples - 2.1%
8th Avenue Food & Provisions, Inc., Senior Secured First Lien, 8.66% (1 mo. SOFR US + 3.75%), 10/01/2025	4,984,127	4,900,020
BJ's Wholesale Club, Inc., 6.27% (1 mo. Term SOFR + 2.00%), 02/05/2029	5,000,000	5,044,275
		9,944,295

Energy - 1.7%
CQP Holdco LP, Senior Secured First Lien, 12.70% (3 mo. SOFR US + 2.00%), 12/31/2030	4,153,798	4,166,716
Traverse Midstream Partners LLC, Senior Secured First Lien, 8.09% (3 mo. SOFR US + 3.00%), 02/16/2028	4,147,518	4,178,624
		8,345,340

Financials - 6.9%
Acrisure LLC, Senior Secured First Lien
14.17% (1 mo. SOFR US + 2.75%), 02/16/2027	2,731,431	2,744,870
14.67% (1 mo. SOFR US + 3.00%), 11/06/2030	2,244,375	2,252,702
AssuredPartners, Inc., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.50%), 02/14/2031	1,985,000	1,988,871
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 6.51% (1 mo. SOFR US + 1.75%), 06/22/2028	5,144,070	5,149,857
Boost Newco Borrower LLC, Senior Secured First Lien, 7.10% (3 mo. SOFR US + 2.50%), 01/31/2031	3,990,000	4,011,945
Deerfield Dakota Holding LLC, Senior Secured First Lien, 8.35% (3 mo. SOFR US + 3.75%), 04/09/2027	4,938,772	4,871,431
HUB International Ltd., Senior Secured First Lien, 14.41% (3 mo. SOFR US + 2.75%), 06/20/2030	1,982,544	1,992,179
Hyperion Refinance Sarl First Lien, 7.53% (1 mo. Term SOFR + 3.00%), 02/18/2031	5,000,000	5,027,550
SBA Senior Finance II LLC, Senior Secured First Lien, 6.44% (1 mo. SOFR US + 1.75%), 01/27/2031	4,923,061	4,933,448
		32,972,853

Health Care - 3.2%
Bausch + Lomb Corp., Senior Secured First Lien
11.80% (1 mo. SOFR US + 3.25%), 05/10/2027	997,442	1,003,627
8.69% (3 mo. SOFR US + 4.00%), 09/29/2028	2,473,712	2,499,229
Elanco Animal Health, Inc., Senior Secured First Lien, 12.84% (1 mo. SOFR US + 1.75%), 08/02/2027	3,983,578	3,985,410
ICON Luxembourg Sarl, Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 07/03/2028	563,318	568,855
Medline Borrower LP, Senior Secured First Lien, 14.14% (1 mo. SOFR US + 2.25%), 10/23/2028	4,774,894	4,802,851
Phoenix Newco, Inc., Senior Secured First Lien, 13.62% (1 mo. SOFR US + 2.50%), 11/15/2028	2,380,177	2,392,827
PRA Health Sciences, Inc., Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 07/03/2028	140,351	141,731
		15,394,530

Industrials - 18.7%
Apple Bidco LLC, Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.50%), 09/25/2028	3,969,849	4,002,561
Chart Industries, Inc., Senior Secured First Lien, 7.09% (3 mo. SOFR US + 2.50%), 03/18/2030	4,263,587	4,290,234
Core & Main LP, Senior Secured First Lien, 12.69% (1 mo. SOFR US + 2.00%), 02/10/2031	3,463,813	3,485,461
CoreLogic, Inc., Senior Secured First Lien, 8.41% (1 mo. SOFR US + 3.50%), 06/02/2028	4,961,643	4,953,109
Crosby US Acquisition Corp., Senior Secured First Lien, 8.19% (1 mo. SOFR US + 3.50%), 08/16/2029	3,476,266	3,514,835
Cube A&D Buyer, Inc., Senior Secured First Lien, 15.93% (3 mo. SOFR US + 3.50%), 10/20/2031	3,900,000	3,929,250
Doosan Bobcat North America, Inc., Senior Secured First Lien, 6.60% (3 mo. SOFR US + 2.00%), 04/20/2029	4,471,340	4,492,579
Dun & Bradstreet Corp., Senior Secured First Lien, 13.42% (1 mo. SOFR US + 2.25%), 01/18/2029	4,475,875	4,489,527
Dynasty Acquisition Co., Inc., Senior Secured First Lien
13.50% (1 mo. SOFR US + 2.25%), 10/31/2031	3,622,222	3,640,949
13.50% (1 mo. SOFR US + 2.25%), 10/31/2031	1,377,778	1,384,901
Emrld Borrower LP, Senior Secured First Lien, 7.56% (3 mo. SOFR US + 2.50%), 05/31/2030	4,305,405	4,323,014
Engineered Machinery Holdings, Inc., Senior Secured First Lien, 8.88% (3 mo. SOFR US + 3.75%), 05/22/2028	1,979,592	1,995,557
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 11.13% (3 mo. SOFR US + 6.00%), 05/21/2029	600,000	603,900
Filtration Group Corp., Senior Secured First Lien, 8.41% (1 mo. SOFR US + 3.50%), 12/26/2028	3,915,207	3,950,952
Gates Corp./DE, 6.11% (1 mo. Term SOFR + 2.25%), 06/04/2031	750,000	751,912
Gates Global LLC First Lien, 6.11% (1 mo. Term SOFR + 3.00%), 11/16/2029	4,247,561	4,259,943
GFL Environmental, Inc., Senior Secured First Lien, 6.61% (3 mo. SOFR US + 2.00%), 07/03/2031	3,990,000	3,994,928
Madison IAQ LLC, Senior Secured First Lien, 7.89% (6 mo. SOFR US + 2.50%), 06/21/2028	2,941,862	2,951,055
Roper Industrial Products Investment Co., Senior Secured First Lien, 14.27% (3 mo. SOFR US + 2.75%), 11/23/2029	3,971,309	3,987,036
SPX FLOW, Inc., Senior Secured First Lien, 14.79% (1 mo. SOFR US + 3.00%), 04/05/2029	5,272,617	5,328,401
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (6 mo. SOFR US + 4.50%), 02/15/2029	4,219,397	4,259,840
TK Elevator US Newco, Inc., Senior Secured First Lien
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	2,847,882	2,872,359
8.59% (6 mo. SOFR US + 3.50%), 04/30/2030	1,635,897	1,649,957
TransDigm, Inc., Senior Secured First Lien
7.35% (3 mo. SOFR US + 2.75%), 03/22/2030	1,609,313	1,617,496
7.10% (3 mo. SOFR US + 2.50%), 02/28/2031	3,985,000	4,004,427
WEC US Holdings, Inc., Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.25%), 01/27/2031	4,977,494	4,997,404
		89,731,587

Information Technology - 0.8%
UKG, Inc., Senior Secured First Lien, 7.62% (3 mo. SOFR US + 3.00%), 02/10/2031	3,964,924	3,992,976

Materials - 4.6%
Asplundh Tree Expert LLC, Senior Secured First Lien, 6.44% (1 mo. SOFR US + 1.75%), 05/23/2031	4,973,491	4,966,503
Graham Packaging Co., Inc., Senior Secured First Lien, 7.19% (1 mo. SOFR US + 2.50%), 08/04/2027	3,698,517	3,716,511
Iris Holding, Inc., Senior Secured First Lien
9.44% (3 mo. SOFR US + 4.75%), 06/28/2028	761,421	736,268
9.54% (3 mo. SOFR US + 4.75%), 06/28/2028	727,157	703,136
Nouryon Finance BV, Senior Secured First Lien
15.31% (3 mo. SOFR US + 3.25%), 04/03/2028	939,090	948,336
15.31% (3 mo. SOFR US + 3.25%), 04/03/2028	248,626	251,074
Pregis TopCo LLC, Senior Secured First Lien, 8.69% (1 mo. SOFR US + 4.00%), 07/31/2026	1,964,193	1,979,327
Proampac PG Borrower LLC, Senior Secured First Lien
8.66% (3 mo. SOFR US + 4.00%), 09/15/2028	2,989,239	2,999,821
9.12% (3 mo. SOFR US + 4.00%), 09/15/2028	1,950,318	1,957,222
Quikrete Holdings, Inc., Senior Secured First Lien, 7.19% (1 mo. SOFR US + 2.50%), 04/14/2031	3,916,784	3,926,831
		22,185,029

Technology - 6.8%
Applied Systems, Inc., Senior Secured First Lien, 7.60% (3 mo. SOFR US + 3.00%), 02/24/2031	3,482,500	3,520,389
AthenaHealth Group, Inc., Senior Secured First Lien, 7.94% (1 mo. SOFR US + 3.00%), 02/15/2029	3,791,592	3,800,862
BCPE Pequod Buyer, Inc. First Lien, 7.86% (1 mo. Term SOFR + 3.50%), 11/25/2031	3,000,000	3,036,255
Central Parent LLC, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 3.25%), 07/06/2029	4,987,494	4,774,578
Epicor Software Corp. First Lien, 7.11% (1 mo. Term SOFR + 2.75%), 05/30/2031	4,424,561	4,465,422
Peraton Corp., Senior Secured First Lien, 8.64% (1 mo. SOFR US + 3.75%), 02/01/2028	3,947,926	3,704,398
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028	4,202,619	4,212,516
Tempo Acquisition LLC, Senior Secured First Lien, 12.17% (1 mo. SOFR US + 1.75%), 08/31/2028	5,047,302	5,052,248
		32,566,668
TOTAL BANK LOANS (Cost $288,693,533)		289,146,775

COLLATERALIZED LOAN OBLIGATIONS - 25.5%
Aimco CDO
Series 2015-AA, Class ER3, 10.65% (3 mo. Term SOFR + 6.35%), 10/17/2034 (a)	2,500,000	2,529,000
Series 2019-10A, Class ERR, 9.94% (3 mo. Term SOFR + 5.65%), 07/22/2037 (a)	825,000	854,700
Series 2020-11A, Class ER2, 9.65% (3 mo. Term SOFR + 5.35%), 07/17/2037 (a)	3,000,000	3,101,716
Series 2021-15A, Class E, 10.51% (3 mo. Term SOFR + 6.21%), 10/17/2034 (a)	1,250,000	1,258,823
AIMCO CLO Series 2018-B, Series 2018-BA, Class ER, 10.61% (3 mo. Term SOFR + 6.30%), 04/16/2037 (a)	2,000,000	2,073,383
Beechwood Park CLO Ltd., Series 2019-1A, Class ER, 10.80% (3 mo. Term SOFR + 6.50%), 01/17/2035 (a)	1,000,000	1,007,619
Benefit Street Partners CLO Ltd., Series 2022-29A, Class ER, 0.00% (3 mo. Term SOFR + 4.60%), 01/25/2038 (a)	1,000,000	1,005,415
Blackstone, Inc., Series 2017-1A, Class A1R, 5.59% (3 mo. Term SOFR + 1.30%), 04/20/2034 (a)	3,000,000	3,005,107
CarVal CLO, Series 2023-1A, Class ER, 10.64% (3 mo. Term SOFR + 6.35%), 07/20/2037 (a)	2,000,000	2,046,505
CIFC Funding Ltd.
Series 2019-6A, Class A1R, 5.76% (3 mo. Term SOFR + 1.45%), 07/16/2037 (a)	2,000,000	2,012,774
Series 2019-FAL, Class E, 11.96% (3 mo. Term SOFR + 7.67%), 01/20/2033 (a)	1,000,000	1,006,266
Clover CLO
Series 2018-1A, Class ERR, 10.69% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	1,650,000	1,698,431
Series 2021-1A, Class E, 11.15% (3 mo. Term SOFR + 6.86%), 04/22/2034 (a)	2,000,000	2,019,949
Series 2021-2A, Class E, 11.05% (3 mo. Term SOFR + 6.76%), 07/20/2034 (a)	1,000,000	1,011,212
Series 2021-3A, Class ER, 9.20% (3 mo. Term SOFR + 4.90%), 01/25/2035 (a)	1,000,000	1,005,595
Dryden Senior Loan Fund, Series 2018-64A, Class A, 5.52% (3 mo. Term SOFR + 1.23%), 04/18/2031 (a)	2,074,924	2,079,938
Eaton Vance Management, Series 2020-1A, Class ERR, 10.55% (3 mo. Term SOFR + 6.25%), 10/15/2037 (a)	1,000,000	1,033,434
Elmwood CLO Ltd.
Series 2022-4A, Class ER, 10.00% (3 mo. Term SOFR + 5.70%), 07/17/2037 (a)	1,275,000	1,321,307
Series 2022-8A, Class ER, 10.79% (3 mo. Term SOFR + 6.50%), 10/20/2036 (a)	1,000,000	1,020,559
Series 2023-3A, Class ER, 9.55% (3 mo. Term SOFR + 5.10%), 01/17/2038 (a)	3,000,000	3,095,544
Series 2024-10A, Class E, 9.81% (3 mo. Term SOFR + 5.35%), 10/17/2037 (a)	2,000,000	2,067,210
Flatiron CLO Ltd.
Series 2020-1A, Class ER, 10.97% (3 mo. Term SOFR + 6.45%), 05/20/2036 (a)	1,500,000	1,519,500
Series 2021-1A, Class ER, 10.19% (3 mo. Term SOFR + 5.90%), 10/19/2037 (a)	1,250,000	1,299,775
Galaxy CLO Ltd., Series 2024-34A, Class E, 10.45% (3 mo. Term SOFR + 5.90%), 10/20/2037 (a)	1,875,000	1,948,260
GoldenTree Loan Management US CLO, Series 2017-1A, Class FR2, 12.05% (3 mo. Term SOFR + 7.76%), 04/20/2034 (a)	1,000,000	984,918
Goldentree Loan Opportunities Ltd.
Series 2019-6A, Class ER, 10.99% (3 mo. Term SOFR + 6.70%), 04/20/2035 (a)	1,000,000	1,008,306
Series 2023-17A, Class E, 10.79% (3 mo. Term SOFR + 6.50%), 07/20/2036 (a)	1,000,000	1,018,568
Harbor Park CLO Ltd., Series 2018-1A, Class E, 10.15% (3 mo. Term SOFR + 5.86%), 01/20/2031 (a)	1,000,000	1,004,419
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ER, 9.79% (3 mo. Term SOFR + 5.50%), 07/20/2036 (a)	1,550,000	1,564,150
Magnetite CLO Ltd.
Series 2016-17A, Class DR2, 7.79% (3 mo. Term SOFR + 3.50%), 04/20/2037 (a)	3,000,000	3,090,973
Series 2019-22A, Class ERR, 9.70% (3 mo. Term SOFR + 5.40%), 07/15/2036 (a)	1,900,000	1,917,716
Series 2020-26A, Class ER2, 0.00% (3 mo. Term SOFR + 4.70%), 01/25/2038 (a)	3,000,000	3,015,000
Series 2021-29A, Class ER, 10.30% (3 mo. Term SOFR + 6.00%), 07/15/2037 (a)	1,000,000	1,038,728
Series 2021-30A, Class ER, 10.14% (3 mo. Term SOFR + 5.35%), 10/25/2037 (a)	1,475,000	1,524,778
Series 2021-31A, Class E, 10.56% (3 mo. Term SOFR + 6.26%), 07/15/2034 (a)	500,000	503,544
Series 2023-37A, Class D, 8.29% (3 mo. Term SOFR + 4.00%), 10/20/2036 (a)	2,000,000	2,032,095
Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class A, 5.71% (3 mo. Term SOFR + 1.42%), 10/20/2034 (a)	2,000,000	2,001,750
Neuberger Berman CLO Ltd.
Series 2018-28A, Class ER, 11.24% (3 mo. Term SOFR + 6.95%), 10/20/2038 (a)	1,000,000	1,058,842
Series 2019-35A, Class E, 11.55% (3 mo. Term SOFR + 7.26%), 01/19/2033 (a)	1,000,000	1,012,364
Series 2021-41A, Class E, 11.06% (3 mo. Term SOFR + 6.76%), 04/15/2034 (a)	1,200,000	1,213,215
Series 2021-44A, Class ER, 9.45% (3 mo. Term SOFR + 5.15%), 10/16/2035 (a)	2,400,000	2,409,288
Series 2021-45A, Class E, 10.80% (3 mo. Term SOFR + 6.51%), 10/14/2035 (a)	1,000,000	1,010,555
Series 2021-46A, Class ER, 9.45% (3 mo. Term SOFR + 5.15%), 01/20/2037 (a)	1,325,000	1,332,175
Series 2022-48A, Class E, 10.80% (3 mo. Term SOFR + 6.50%), 04/25/2036 (a)	1,500,000	1,512,465
Series 2022-49A, Class ER, 9.80% (3 mo. Term SOFR + 5.50%), 07/25/2035 (a)	2,875,000	2,889,735
Series 2022-50A, Class ER, 9.79% (3 mo. Term SOFR + 5.50%), 07/23/2036 (a)	3,000,000	3,027,704
OCP CLO Ltd.
Series 2020-19A, Class ER, 11.05% (3 mo. Term SOFR + 6.76%), 10/20/2034 (a)	250,000	252,551
Series 2021-21A, Class E, 10.83% (3 mo. Term SOFR + 6.54%), 07/20/2034 (a)	1,000,000	1,000,050
Octagon Investment Partners Ltd., Series 2021-1A, Class A1, 5.68% (3 mo. Term SOFR + 1.38%), 07/15/2034 (a)	1,000,000	1,001,750
OHA Credit Funding
Series 2018-1A, Class ER, 10.79% (3 mo. Term SOFR + 6.50%), 04/20/2037 (a)	1,000,000	1,039,685
Series 2019-2A, Class ER2, 9.08% (3 mo. Term SOFR + 4.80%), 01/21/2038 (a)	1,785,000	1,804,141
Series 2020-5A, Class ER, 9.69% (3 mo. Term SOFR + 5.40%), 10/18/2037 (a)	2,000,000	2,069,770
Series 2022-11A, Class ER, 9.69% (3 mo. Term SOFR + 5.40%), 07/19/2037 (a)	3,000,000	3,093,594
OHA Credit Partners Ltd.
Series 2014-10RA, Class ER, 10.80% (3 mo. Term SOFR + 6.51%), 04/20/2034 (a)	1,000,000	1,008,091
Series 2015-11A, Class ER2, 10.04% (3 mo. Term SOFR + 5.75%), 04/20/2037 (a)	1,000,000	1,019,398
Series 2017-14A, Class ER, 9.74% (3 mo. Term SOFR + 5.45%), 07/21/2037 (a)	1,175,000	1,217,091
Series 2021-16A, Class ER, 9.79% (3 mo. Term SOFR + 5.50%), 10/18/2037 (a)	1,000,000	1,036,442
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.99% (3 mo. Term SOFR + 5.70%), 07/20/2037 (a)	1,625,000	1,684,643
Palmer Square Loan Funding Ltd.
Series 2022-4A, Class DR, 9.05% (3 mo. Term SOFR + 4.75%), 07/24/2031 (a)	1,000,000	1,005,948
Series 2024-2A, Class D, 9.15% (3 mo. Term SOFR + 4.70%), 01/15/2033 (a)	1,000,000	1,011,041
Series 2024-3A, Class D, 9.92% (3 mo. Term SOFR + 5.40%), 08/08/2032 (a)	1,000,000	1,008,215
Parallel CLO Ltd., Series 2020-1A, Class A1R, 5.77% (3 mo. Term SOFR + 1.48%), 07/20/2034 (a)	2,000,000	2,002,054
Point Au Roche Park CLO, Series 2021-1A, Class E, 10.65% (3 mo. Term SOFR + 6.36%), 07/20/2034 (a)	370,000	372,473
Rad CLO, Series 2021-12A, Class E, 10.90% (3 mo. Term SOFR + 6.61%), 10/30/2034 (a)	500,000	503,864
Regatta Funding Ltd.
Series 2021-2A, Class AR, 0.00% (3 mo. Term SOFR + 1.18%), 01/15/2038 (a)	3,500,000	3,502,625
Series 2024-2A, Class A1, 5.85% (3 mo. Term SOFR + 1.55%), 04/25/2037 (a)	1,300,000	1,310,179
RR 32 Ltd., Series 2024-32RA, Class DR, 10.40% (3 mo. Term SOFR + 6.10%), 10/15/2039 (a)	2,000,000	2,086,253
RR Ltd./Cayman Islands
Series 2020-8A, Class DR, 10.55% (3 mo. Term SOFR + 6.25%), 07/15/2037 (a)	1,000,000	1,014,098
Series 2021-19A, Class D, 11.06% (3 mo. Term SOFR + 6.76%), 10/15/2035 (a)	1,000,000	1,008,359
Series 2023-26A, Class A1, 6.08% (3 mo. Term SOFR + 1.78%), 04/15/2038 (a)	2,000,000	2,005,948
Sixth Street CLO, Series 2021-19A, Class E, 10.45% (3 mo. Term SOFR + 6.16%), 07/20/2034 (a)	500,000	504,083
Symphony CLO Ltd.
Series 2020-24A, Class E, 11.55% (3 mo. Term SOFR + 7.26%), 01/23/2032 (a)	1,000,000	1,007,695
Series 2021-26A, Class AR, 5.63% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	2,538,716	2,541,856
Series 2021-29A, Class E, 10.81% (3 mo. Term SOFR + 6.51%), 01/15/2034 (a)	1,500,000	1,508,775
Series 2022-37A, Class DR, 9.19% (3 mo. Term SOFR + 4.90%), 01/20/2037 (a)	1,250,000	1,277,258
TCI-Flatiron CLO Ltd., Series 2016-1A, Class ER3, 10.55% (3 mo. Term SOFR + 6.25%), 01/17/2032 (a)	1,000,000	1,002,941
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.92% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	1,925,000	1,942,278
Unity-Peace Park CLO Ltd., Series 2022-1A, Class E, 11.47% (3 mo. Term SOFR + 7.18%), 04/20/2035 (a)	1,500,000	1,521,496
Wellington Management Clo 2 Ltd., Series 2024-2A, Class E, 11.19% (3 mo. Term SOFR + 6.90%), 04/20/2037 (a)	1,000,000	1,034,767
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $120,200,134)		122,592,722

CORPORATE BONDS - 10.6%
Communication Services - 0.6%
DISH Network Corp., 11.75%, 11/15/2027 (a)	2,000,000	2,113,358
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/2030 (a)	500,000	463,456
		2,576,814
Consumer Discretionary - 3.0%
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (a)(b)	2,000,000	2,013,854
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026 (a)	208,333	208,357
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)(b)	2,000,000	1,890,041
Ford Motor Credit Co. LLC, 5.11%, 05/03/2029	1,000,000	975,367
Las Vegas Sands Corp., 3.90%, 08/08/2029	2,000,000	1,862,033
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	2,000,000	1,708,575
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/2031 (a)	2,000,000	1,942,452
New Red Finance, Inc., 4.00%, 10/15/2030 (a)	2,000,000	1,812,900
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	2,000,000	1,934,985
		14,348,564

Consumer Staples - 0.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 03/15/2029 (a)(b)	2,000,000	1,841,871
US Foods, Inc., 4.63%, 06/01/2030 (a)	2,000,000	1,894,626
		3,736,497

Energy - 1.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 06/15/2029 (a)	2,000,000	1,956,768
Enerflex Ltd., 9.00%, 10/15/2027 (a)	1,800,000	1,875,704
Energy Transfer LP, 7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	2,000,000	2,051,354
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	2,000,000	2,091,302
		7,975,128

Financials - 0.2%
Boost Newco Borrower LLC, 7.50%, 01/15/2031 (a)	1,000,000	1,047,911

Health Care - 0.3%
Medline Borrower LP, 3.88%, 04/01/2029 (a)	1,500,000	1,401,704

Industrials - 1.7%
BWX Technologies, Inc., 4.13%, 04/15/2029 (a)	2,000,000	1,885,150
Madison IAQ LLC, 4.13%, 06/30/2028 (a)	2,000,000	1,915,600
OT Merger Corp., 7.88%, 10/15/2029 (a)	1,000,000	431,140
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	2,000,000	2,080,126
TK Elevator Holdco GmbH, 7.63%, 07/15/2028 (a)	2,000,000	2,018,326
		8,330,342

Information Technology - 0.3%
UKG, Inc., 6.88%, 02/01/2031 (a)	1,500,000	1,532,354

Materials - 0.5%
Olympus Water US Holding Corp., 7.25%, 06/15/2031 (a)	2,000,000	2,038,760
Standard Industries, Inc./NY, 4.75%, 01/15/2028 (a)	500,000	487,000
		2,525,760

Utilities - 1.5%
Calpine Corp., 5.13%, 03/15/2028 (a)	2,000,000	1,965,795
NextEra Energy Operating Partners LP, 7.25%, 01/15/2029 (a)(b)	2,000,000	2,014,724
NRG Energy, Inc., 3.63%, 02/15/2031 (a)	1,500,000	1,322,902
Vistra Operations Co. LLC, 4.38%, 05/01/2029 (a)	2,000,000	1,902,147
		7,205,568
TOTAL CORPORATE BONDS (Cost $50,323,384)		50,680,642

EXCHANGE TRADED FUNDS - 0.3%	Shares
iShares Trust-iShares iBoxx $ High Yield Corporate Bond ETF (b)	8,065	642,942
SPDR Bloomberg High Yield Bond ETF	6,533	632,133
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,275,075

ASSET-BACKED SECURITIES - 0.2%	Par
Magnetite CLO Ltd., Series 2024-40A, Class E, 10.05% (3 mo. Term SOFR + 5.75%), 07/15/2037 (a)	1,125,000	1,167,987
TOTAL ASSET-BACKED SECURITIES (Cost $1,125,000)		1,167,987

CLOSED-END FUNDS - 0.0%(c)	Shares
Eagle Point Credit Co., Inc.	1,905	16,726
TOTAL CLOSED-END FUNDS (Cost $33,494)		16,726

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.7%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (d)	8,205,372	8,205,372
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $8,205,372)		8,205,372

TOTAL INVESTMENTS - 98.5% (Cost $469,782,322)		473,085,299
Assets in Excess of Other Liabilities – 1.5%		7,385,231
TOTAL NET ASSETS - 100.0%		$480,470,530
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2025, the value of these securities total $169,552,597 or 35.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $8,041,285 which represented 1.7% of net assets.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Pacific Asset Floating Rate High Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Bank Loans	$–	$289,146,775	$–	$289,146,775
Collateralized Loan Obligations	–	110,322,624	–	122,592,722
Corporate Bonds	–	50,680,642	–	50,680,642
Exchange Traded Funds	1,275,075	–	–	1,275,075
Asset-Backed Securities	–	1,167,987	–	1,167,987
Closed-End Funds	16,726	–	–	16,726
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	8,205,372
Total Investments	$1,291,801	$451,318,028	$–	$473,085,298

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $8,205,372 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.